American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2020

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.8%
Equity Growth Fund Investor Class	1,400,483	39,787,733
Focused Dynamic Growth Fund Investor Class(2)	1,157,713	39,269,625
Growth Fund Investor Class	1,942,623	68,594,023
Heritage Fund Investor Class	3,087,590	59,034,715
Large Company Value Fund Investor Class	9,416,210	85,875,838
Mid Cap Value Fund Investor Class	4,055,557	55,520,576
Small Cap Growth Fund Investor Class	884,146	14,712,188
Small Cap Value Fund Investor Class	2,349,035	13,882,799
Sustainable Equity Fund Investor Class	2,623,679	77,267,333
		453,944,830
International Equity Funds — 23.4%
Emerging Markets Fund Investor Class	4,304,683	42,745,506
International Growth Fund Investor Class	4,555,847	51,071,044
Non-U.S. Intrinsic Value Fund Investor Class	3,914,228	28,104,158
NT Global Real Estate Fund Investor Class	2,066,290	18,865,228
NT International Small-Mid Cap Fund Investor Class	2,256,457	20,691,708
NT International Value Fund Investor Class	3,397,891	25,144,397
		186,622,041
Domestic Fixed Income Funds — 14.5%
Diversified Bond Fund Investor Class	4,546,065	51,415,996
Inflation-Adjusted Bond Fund Investor Class	1,873,666	22,409,045
NT High Income Fund Investor Class	3,986,317	33,764,109
Short Duration Inflation Protection Bond Fund Investor Class	790,623	8,024,825
		115,613,975
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund Investor Class	1,192,319	11,338,950
Global Bond Fund Investor Class	2,264,688	22,850,701
		34,189,651
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	8,023,621	8,023,621
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $702,121,682)		798,394,118
OTHER ASSETS AND LIABILITIES†		(121,128)
TOTAL NET ASSETS — 100.0%		$798,272,990

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$142,371	$4,578	$80,405	$(26,756)	$39,788	1,400	$21,018	$4,290
Focused Dynamic Growth Fund(3)	—	41,910	7,459	4,819	39,270	1,158	460	—
Growth Fund	136,751	11,090	57,660	(21,587)	68,594	1,943	19,177	5,446
Heritage Fund	96,144	10,444	31,279	(16,274)	59,035	3,088	5,557	6,799
Large Company Value Fund	149,047	12,683	60,558	(15,296)	85,876	9,416	1,707	2,021
Mid Cap Value Fund	96,310	3,703	36,989	(7,504)	55,520	4,056	(2,357)	631
Small Cap Growth Fund	—	15,954	499	(743)	14,712	884	(7)	690
Small Cap Value Fund	—	17,022	—	(3,139)	13,883	2,349	—	287
Sustainable Equity Fund	—	87,397	5,478	(4,652)	77,267	2,624	(1,083)	511
Emerging Markets Fund	68,723	1,517	17,256	(10,239)	42,745	4,305	4,607	648
International Growth Fund	88,221	660	31,163	(6,647)	51,071	4,556	4,242	276
Non-U.S. Intrinsic Value Fund(4)	47,422	6,104	16,235	(9,187)	28,104	3,914	(870)	1,492
NT Global Real Estate Fund	34,400	2,312	14,000	(3,847)	18,865	2,066	1,030	937
NT International Small-Mid Cap Fund	34,161	912	12,496	(1,885)	20,692	2,256	(563)	402
NT International Value Fund	42,310	2,117	16,629	(2,654)	25,144	3,398	(2,239)	1,186
Diversified Bond Fund	91,909	5,076	46,776	1,207	51,416	4,546	1,861	1,047
Inflation-Adjusted Bond Fund	39,322	1,925	19,524	686	22,409	1,874	110	483
NT High Income Fund	60,310	2,776	25,334	(3,988)	33,764	3,986	(1,267)	1,724
Short Duration Inflation Protection Bond Fund	12,751	502	5,036	(192)	8,025	791	74	158
Emerging Markets Debt Fund	20,254	651	8,499	(1,067)	11,339	1,192	(138)	406
Global Bond Fund	39,813	2,111	18,036	(1,037)	22,851	2,265	625	564
U.S. Government Money Market Fund	12,472	432	4,880	—	8,024	8,024	—	85
Core Equity Plus Fund	48,585	1,059	35,039	(14,605)	—	—	13,411	1,059
NT Disciplined Growth Fund	39,020	—	31,228	(7,792)	—	—	8,013	—
Small Company Fund	35,718	75	28,183	(7,610)	—	—	7,641	75
	$1,336,014	$233,010	$610,641	$(159,989)	$798,394	70,091	$81,009	$31,217

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.